Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000089779
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class A
Trading Symbol	DDDAX
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[1]
AssetsNet	$ 92,088,214
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 754,685
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$92,088,214
Number of Portfolio Holdings	24
Advisory Fee	$754,685
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Utilities	4.5%
Financials	5.0%
Money Market Funds	8.2%
Communications	10.0%
Industrials	13.5%
Consumer Discretionary	17.5%
Technology	19.9%
Health Care	21.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Twilio, Inc., Class A	8.3%
ViaSat, Inc.	8.2%
First American Government Obligations Fund, Class X	8.2%
Acadia Healthcare Company, Inc.	7.4%
Pearson plc - ADR	6.5%
Autoliv, Inc.	6.4%
London Stock Exchange Group plc - ADR	5.0%
Ebara Corporation	4.8%
Charles River Laboratories International, Inc.	4.8%
Mercury Systems, Inc.	4.8%

C000089780
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class C
Trading Symbol	DDDCX
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.50%	[2]
AssetsNet	$ 92,088,214
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 754,685
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$92,088,214
Number of Portfolio Holdings	24
Advisory Fee	$754,685
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Utilities	4.5%
Financials	5.0%
Money Market Funds	8.2%
Communications	10.0%
Industrials	13.5%
Consumer Discretionary	17.5%
Technology	19.9%
Health Care	21.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Twilio, Inc., Class A	8.3%
ViaSat, Inc.	8.2%
First American Government Obligations Fund, Class X	8.2%
Acadia Healthcare Company, Inc.	7.4%
Pearson plc - ADR	6.5%
Autoliv, Inc.	6.4%
London Stock Exchange Group plc - ADR	5.0%
Ebara Corporation	4.8%
Charles River Laboratories International, Inc.	4.8%
Mercury Systems, Inc.	4.8%

C000089781
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class I
Trading Symbol	DDDIX
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[3]
AssetsNet	$ 92,088,214
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 754,685
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$92,088,214
Number of Portfolio Holdings	24
Advisory Fee	$754,685
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Utilities	4.5%
Financials	5.0%
Money Market Funds	8.2%
Communications	10.0%
Industrials	13.5%
Consumer Discretionary	17.5%
Technology	19.9%
Health Care	21.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Twilio, Inc., Class A	8.3%
ViaSat, Inc.	8.2%
First American Government Obligations Fund, Class X	8.2%
Acadia Healthcare Company, Inc.	7.4%
Pearson plc - ADR	6.5%
Autoliv, Inc.	6.4%
London Stock Exchange Group plc - ADR	5.0%
Ebara Corporation	4.8%
Charles River Laboratories International, Inc.	4.8%
Mercury Systems, Inc.	4.8%

[1]	Annualized
[2]	Annualized
[3]	Annualized